Other non-current receivables	12 Months Ended
Dec. 31, 2020
Noncurrent Receivables [Abstract]
Other non-current receivables
12	Other non-current receivables

Other non-current receivables consist of the following:

	31/12/20	31/12/19
Security deposits for lease contracts	3,093	3,920
Receivable from disposal of assets	271	599
Total	3,364	4,519

The receivable from disposal of assets is the long-term portion of receivables derived from the sale of the security and doorkeeping services branch to a third-party which occurred in 2014.